3. SETTLEMENT AND CANCELATION OF LICENSE (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 28, 2011 PatentsMember	Dec. 31, 2008 PatentsMember	Dec. 31, 2010 PatentsMember	Dec. 31, 2009 PatentsMember
Proceeds under License Agreement									$ 2,000,000
Further received in 2009											1,500,000
Patent useful life (in years)									17 years
Reclassification of unamortized license fee from deferred revenue to accrued settlement										3,205,856
Shares issued in consideration of full payment								7,413,000
Loss on settlement	$ 0	$ 0	$ 0	$ (294,144)	$ (294,144)	$ (11,132,467)	$ (4,903,949)	$ 294,144